Business Operations	12 Months Ended
Dec. 31, 2011
Business Operations
4.	Business Operations

Significant Customers

The following table presents consolidated revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues, including the Dropdown Predecessor, for its sole operating segment during the periods presented.

	Year Ended December 31,
	2011	2010	2009
ConocoPhillips	$33.1 million	$42.0 million	$45.4 million
Statoil ASA	$23.7 million	(1)	(1)
Hyundai Merchant Marine Co. Ltd.	$22.5 million	(1)	(1)
Petroleo Brasileiro S.A.	(1)	$27.5 million	(1)
Valero Energy Corporation	(1)	$23.9 million	(1)

(1)	Less than 10% of the consolidated revenues

Concentration of Credit Risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Citibank, N.A. and DnB Nor Bank ASA. However, the Company believes this risk is remote.

There is a concentration of credit risk with respect to the total accounts receivables and pool receivables from affiliates with 67% of the total accounts receivable and pool receivable from affiliates are due from affiliates of Teekay Corporation as at December 31, 2011 (see Note 14e). The Company also relies on Teekay Chartering Ltd. to actively manage and administer all voyage-related functions for vessels in the Teekay Aframax Pool (a vessel pooling arrangement of Aframax tankers), the Taurus Pool (a vessel pooling arrangement of product tankers) and on time charter contracts, and Gemini Tankers LLC to manage and administer all voyage-related functions for vessels in the Gemini Pool (a vessel pooling arrangement of Suezmax tankers). Both Teekay Chartering Ltd. and Gemini Tankers LLC are wholly-owned subsidiaries of Teekay Corporation.

There is a concentration of credit risk with respect to the investment in term loans where the Company could potentially be exposed to a loss in the event the borrower of the term loans defaults on interest and principal payments and the value of the collateral is insufficient to recover any outstanding principal and interest.